Significant Accounting Policies and Practices - Schedule of Changes in Deferred Revenue (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies and Practices - Schedule of Changes in Deferred Revenue (Details) [Line Items]
Balance beginning	$ 146,950	$ 266,037
Billings for the period	3,330,866	1,379,787
Revenue recognized	(3,192,437)	(1,498,874)
Balance ending	$ 285,379	$ 146,950